INVESTMENTS, DEBT AND DERIVATIVES	9 Months Ended
Sep. 30, 2021
Financial Instruments [Abstract]
INVESTMENTS, DEBT AND DERIVATIVES	INVESTMENTS, DEBT AND DERIVATIVES
The Company holds the following investments and derivative assets:

	September 30, 2021	December 31, 2020

At fair value
Derivatives not designated as hedges	—	20
Derivatives designated as net investment hedges	—	3
Other	29	8
	29	31

At amortized cost
Security deposits and cash collateral	39	325
Other investments	21	39
	60	364

Total investments and derivatives	89	395
Non-current	57	305
Current	32	90
The Company holds the following debt and derivative liabilities:

	September 30, 2021	December 31, 2020

At fair value
Derivatives not designated as hedges	—	52
Derivatives designated as net investment hedges	9	1
	9	53

At amortized cost
Principal amount outstanding	7,721	7,678
Interest accrued	105	85
Discounts, unamortized fees, hedge basis adjustment	(9)	(5)
Bank loans and bonds	7,817	7,758

Lease liabilities	1,833	1,912
Put-option liability over non-controlling interest	16	273
Other financial liabilities*	261	91
	9,927	10,034

Total debt and derivatives	9,936	10,087
Non-current	8,616	8,832
Current	1,320	1,255
* Certain comparative amounts have been reclassified to conform to the current period presentation, refer to Note 14 for further details.
Significant changes in financial assets and financial liabilities
There were no significant changes in financial assets and liabilities in the nine-month period ended September 30, 2021, except for the scheduled repayments of debt or as described below. Furthermore, there were no changes in risk management policies as disclosed in the Group’s annual consolidated financial statements as of and for the year ended December 31, 2020.
Acquisition of minority stake in PMCL
In March 2021, VEON successfully concluded the acquisition of the 15% minority stake in Pakistan Mobile Communications Limited ("PMCL"), its operating company in Pakistan, from the Dhabi Group for US$273. This transaction follows the Dhabi Group’s exercise of its put option in September 2020 and gives VEON 100% ownership of PMCL. The transaction is presented within 'Acquisition of non-controlling interest' within the Consolidated Statement of Cash Flows.
VEON enters into a US$1,250 multi-currency revolving credit facility agreement
In March 2021, VEON successfully entered into a new multi-currency revolving credit facility agreement (the “RCF”) of US$1,250. The RCF replaces the revolving credit facility signed in February 2017, which is now cancelled. The RCF has an initial tenor of three years, with the Company having the right to request two one-year extensions, subject to lender consent. International banks from Asia, Europe and the US have committed to the RCF. The new RCF caters for USD LIBOR cessation with the secured overnight financing rate ("SOFR") administered by the Federal Reserve Bank of New York USA agreed as the replacement risk free rate with credit adjustment spreads agreed for interest periods with a one month, three month and six month tenor. SOFR will apply to interest periods commencing on and from October 31, 2021 (or earlier if USD LIBOR is no longer published or ceases to be representative prior to that date). The Company will have the option to make each drawdown in either U.S. dollars or euro.
PMCL enters into PKR 20 billion (US$131) loan facilities
In March 2021, PMCL successfully entered into a new PKR 15 billion (US$98) syndicated facility with MCB Bank as agent and PKR 5 billion (US$33) bilateral term loan facility with United Bank Limited. Both these floating rate facilities have a tenor of seven years.
VEON increases facility with Alfa-Bank
In March 2021, VEON successfully amended and restated its existing RUB 30 billion (US$396) bilateral term loan agreement with Alfa Bank and increased the total facility size to RUB 45 billion (US$594), by adding a new floating rate tranche of RUB 15 billion (US$198). The new tranche has a five-year term.
In April 2021, the proceeds from Alfa Bank new tranche of RUB 15 billion (US$198) were used to early repay RUB 15 billion (US$198) of loans from Sberbank, originally maturing in June 2023.
PMCL secures syndicated credit facility
In June 2021, PMCL secured a PKR 50 billion (US$320) syndicated credit facility from a banking consortium led by Habib Bank Limited. This 10-year facility will be used to finance the company’s ongoing 4G network rollouts and technology upgrades, as well as to address upcoming maturities.
Global Medium Term Note programme
In September 2021, VEON Holdings B.V. issued senior unsecured notes of RUB 20 billion (US$273) under its existing Global Medium Term Note programme with a programme limit of US$6.5 billion, or the equivalent thereof in other currencies. This new tranche will mature in September 2026 and proceeds were used to early repay RUB 20 billion (US$273) of loans from Sberbank, originally maturing in June 2023.
Fair values
The carrying amounts of all financial assets and liabilities are equal to or approximate their respective fair values as shown in the table above, with the exception of:
•'Bank loans and bonds, including interest accrued', for which fair value is equal to US$7,987 at September 30, 2021 (December 31, 2020: US$8,031); and
•'Lease liabilities', for which fair value has not been determined.
Fair values were estimated based on quoted market prices (for bonds), derived from market prices or by discounting contractual cash flows at the rate applicable for the instruments with similar maturity and risk profile.
As of September 30, 2021 and December 31, 2020, the Group recognized financial instruments at fair value in the statement of financial position, all of which were measured based on Level 2 inputs. Observable inputs (Level 2) used in valuation techniques include inter-bank interest rates, bond yields, swap curves, basis swap spreads, foreign exchange rates and credit default spreads. During the nine-month period ended September 30, 2021, there were no transfers between Level 1, Level 2 and Level 3 fair value measurements.
All impairment losses and changes in fair values of investments, debt and derivatives are unrealized and are recorded in "Other non-operating gain / (loss)" in the consolidated income statement.